UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 8443

Salomon Brothers Variable Series Funds Inc

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

c/o Salomon Brothers Asset Management Inc

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-725-6666

Date of fiscal year end: December 31

Date of reporting period: September 30, 2005

ITEM 1.	SCHEDULE OF INVESTMENTS

SALOMON BROTHERS VARIABLE SERIES FUNDS INC

SALOMON BROTHERS VARIABLE TOTAL RETURN FUND

FORM N-Q

SEPTEMBER 30, 2005

SALOMON BROTHERS VARIABLE TOTAL RETURN FUND

Schedule of Investments (unaudited)	September 30, 2005

FACE AMOUNT	SECURITY	VALUE
CORPORATE BONDS & NOTES - 10.3%
Aerospace/Defense - 0.2%
$150,000	Goodrich Corp., Notes, 7.500% due 4/15/08	$158,652

Auto Components - 0.3%
250,000	Johnson Controls Inc., Senior Unsecured Notes, 5.000% due 11/15/06	250,777

Banks - 0.3%
200,000	Standard Chartered Bank PLC, Subordinated Notes, 8.000% due 5/30/31 (a)	261,427

Building Materials - 0.2%
150,000	Masco Corp., Bonds, 6.500% due 8/15/32	165,394

Diversified Financial Services - 2.6%
175,000	Capital One Financial Corp., Senior Notes, 4.800% due 2/21/12	170,897
225,000	Countrywide Home Loans Inc., Medium-Term Notes, Series L, 4.000% due 3/22/11	214,005
250,000	General Electric Capital Corp., Medium-Term Notes, Series A, 3.984% due 12/22/05 (b)	250,376
200,000	HSBC Finance Corp., Notes, 8.000% due 7/15/10	225,902
225,000	International Lease Finance Corp., Medium-Term Notes, Series O, 4.375% due 11/1/09	222,475
225,000	JPMorgan Chase & Co., Subordinated Notes, 5.750% due 1/2/13	234,325
225,000	Lehman Brothers Holdings Inc., Medium-Term Notes, 4.250% due 1/27/10 (c)	220,337
250,000	Morgan Stanley, Subordinated Notes, 4.750% due 4/1/14	241,606
250,000	Nationwide Building Society, Notes, 4.250% due 2/1/10 (a)	245,010
175,000	Pemex Finance Ltd., Notes, Series 2000-1, Class A-1, 9.030% due 2/15/11	194,470

	Total Diversified Financial Services	2,219,403

Electric - 0.5%
250,000	Alabama Power Co., Bonds, Series 1, 5.650% due 3/15/35	243,899
150,000	Entergy Gulf States Inc., First Mortgage, 5.700% due 6/1/15	147,243

	Total Electric	391,142

Finance - 0.3%
225,000	Textron Financial Corp., Medium-Term Notes, Series E, 4.600% due 5/3/10	223,014

Food - 0.2%
125,000	Safeway Inc., Senior Unsecured Notes, 7.250% due 2/1/31	132,597

Forest Products & Paper - 0.2%
150,000	Weyerhaeuser Co., Debentures, 7.375% due 3/15/32	170,209

Health Care Services - 0.8%
145,000	HCA Inc., Notes, 7.125% due 6/1/06	147,595
150,000	Humana Inc., Senior Notes, 6.300% due 8/1/18	160,138
225,000	UnitedHealth Group Inc., Notes, 4.125% due 8/15/09	220,644
175,000	WellPoint Health Networks Inc., Notes, 6.375% due 6/15/06	177,259

	Total Health Care Services	705,636

Holding Companies-Diversified - 0.2%
175,000	EnCana Holdings Finance Corp., 5.800% due 5/1/14	184,619

Home Builders - 0.4%
175,000	Centex Corp., Senior Notes, 5.125% due 10/1/13	168,776
200,000	MDC Holdings Inc., Senior Unsecured Notes, 5.500% due 5/15/13	196,986

	Total Home Builders	365,762

Insurance - 0.7%
200,000	Allstate Corp., Debentures, 6.750% due 5/15/18	222,005

See Notes to Schedule of Investments.

SALOMON BROTHERS VARIABLE TOTAL RETURN FUND

Schedule of Investments (unaudited) (continued)	September 30, 2005

FACE AMOUNT	SECURITY	VALUE
Insurance - 0.7% (continued)
$175,000	Infinity Property & Casualty Corp., Senior Notes, Series B, 5.500% due 2/18/14	$171,488
175,000	Unitrin Inc., Senior Notes, 4.875% due 11/1/10	172,677

	Total Insurance	566,170

Leisure Time - 0.2%
175,000	Carnival Corp., Secured Notes, 3.750% due 11/15/07	171,749

Media - 0.4%
125,000	Comcast Cable Communications Holdings Inc., Notes, 8.375% due 3/15/13	148,107
175,000	News America Inc., 6.200% due 12/15/34	175,854

	Total Media	323,961

REITs - 0.5%
100,000	Boston Properties LP, Senior Notes, 6.250% due 1/15/13	106,129
150,000	iStar Financial Inc., Senior Notes, 6.000% due 12/15/10	154,145
155,000	Simon Property Group LP, Notes, 4.600% due 6/15/10	153,008

	Total REITs	413,282

Retail - 0.5%
225,000	Wal-Mart Stores Inc., Senior Unsecured Notes, 7.550% due 2/15/30	286,960
125,000	YUM! Brands Inc., Senior Notes, 8.875% due 4/15/11	148,229

	Total Retail	435,189

Savings & Loans - 0.4%
175,000	Astoria Financial Corp., Notes, 5.750% due 10/15/12	179,998
140,000	Webster Bank, Subordinated Notes, 5.875% due 1/15/13	144,344

	Total Savings & Loans	324,342

Telecommunications - 1.0%
125,000	New Cingular Wireless Services Inc., Senior Notes, 8.750% due 3/1/31	169,234
235,000	Singapore Telecommunications Ltd., Notes, 6.375% due 12/1/11 (a)	253,028
135,000	Sprint Capital Corp., Notes, 8.375% due 3/15/12	159,076
250,000	Verizon Florida Inc., Senior Unsecured Notes, Series F, 6.125% due 1/15/13	259,956

	Total Telecommunications	841,294

Transportation - 0.2%
192,113	Union Pacific Corp., Pass-Through Certificates, Series 2004-1, 5.404% due 7/2/25	196,867

Water - 0.2%
150,000	United Utilities PLC, Bonds, 4.550% due 6/19/18	137,045

	TOTAL CORPORATE BONDS & NOTES (Cost - $8,655,551)	8,638,531

ASSET-BACKED SECURITIES - 3.0%
Automobiles - 1.9%
500,000	ARG Funding Corp., Series 2005-1A, Class A3, 4.290% due 4/20/11 (a)	489,517
500,000	Household Automotive Trust, Series 2003-2, Class A4, 3.020% due 12/17/10	489,698
625,000	Susquehanna Auto Lease Trust, Series 2005-1, Class A3, 4.430% due 6/16/08 (a)	625,781

	Total Automobiles	1,604,996

Credit Card - 0.3%
250,000	Prime Credit Card Master Trust, Series 2000-1, Class A, 6.700% due 10/15/09	251,027

Diversified Financial Services - 0.2%
150,000	Atlantic City Electric Transition Funding LLC, Series 2002-1, Class A4, 5.550% due 10/20/23	158,187

See Notes to Schedule of Investments.

SALOMON BROTHERS VARIABLE TOTAL RETURN FUND

Schedule of Investments (unaudited) (continued)	September 30, 2005

FACE AMOUNT	SECURITY	VALUE
Home Equity - 0.6%
$500,000	Centex Home Equity Loan Trust, Series 2003-B, Class AF4, 3.235% due 2/25/32	$492,648
14,730	Soundview Home Equity Loan Trust, Series 2000-1, Class A1F, 8.640% due 5/25/30	14,926

	Total Home Equity	507,574

	TOTAL ASSET-BACKED SECURITIES (Cost - $2,535,094)	2,521,784

MORTGAGE-BACKED SECURITIES - 14.6%
FHLMC - 5.0%
	Federal Home Loan Mortgage Corp. (FHLMC), Gold:
2,025,000	5.000% due 10/1/20-10/1/35 (d)(e)	1,998,844
1,120,000	5.500% due 10/1/20-10/1/35 (d)(e)	1,128,543
1,000,000	6.000% due 10/1/35 (d)(e)	1,017,500

	TOTAL FHLMC	4,144,887

FNMA - 8.8%
	Federal National Mortgage Association (FNMA):
800,000	5.500% due 2/15/06	804,413
450,000	6.250% due 2/1/11	481,440
25,518	7.000% due 7/1/15-2/1/29	26,728
1,205,000	4.500% due 10/1/20-10/1/35 (d)(e)	1,173,014
254,888	6.500% due 6/1/28-7/1/28	263,331
40,927	8.000% due 1/1/31	43,770
7,258	7.500% due 3/1/31	7,685
950,000	5.000% due 10/1/35 (d)(e)	930,109
2,050,000	5.500% due 10/1/35 (d)(e)	2,049,360
950,000	6.000% due 10/1/35 (d)(e)	966,031
610,000	6.500% due 10/1/35 (d)(e)	627,919

	TOTAL FNMA	7,373,800

GNMA - 0.8%
	Government National Mortgage Association (GNMA):
250,000	5.000% due 10/1/35 (d)(e)	247,422
450,000	5.500% due 10/1/35 (d)(e)	454,219

	TOTAL GNMA	701,641

	TOTAL MORTGAGE-BACKED SECURITIES (Cost - $12,248,996)	12,220,328

SOVEREIGN BONDS - 0.6%
Canada - 0.3%
250,000	Province of Ontario, Unsecured, 3.282% due 3/28/08	242,487

Mexico - 0.3%
250,000	Corporacion Andina de Fomento, Notes, 6.875% due 3/15/12	274,564

	TOTAL SOVEREIGN BONDS (Cost - $528,605)	517,051

U.S. GOVERNMENT OBLIGATIONS - 6.8%
U.S. Government Obligations - 6.8%
	U.S. Treasury Bonds:
350,000	8.750% due 8/15/20 (c)	506,667
367,000	6.125% due 8/15/29 (c)	446,923
165,000	5.375% due 2/15/31	184,903

See Notes to Schedule of Investments.

SALOMON BROTHERS VARIABLE TOTAL RETURN FUND

Schedule of Investments (unaudited) (continued)	September 30, 2005

FACE AMOUNT	SECURITY	VALUE
U.S. Government Obligations - 6.8% (continued)
	U.S. Treasury Notes:
$1,000,000	2.500% due 10/31/06 (c)	$983,243
675,000	3.375% due 10/15/09 (c)	654,355
1,100,000	4.000% due 4/15/10 (c)	1,090,332
1,870,000	4.250% due 8/15/13 (c)	1,864,158

	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $5,741,738)	5,730,581

SHARES
COMMON STOCKS - 62.5%
CONSUMER DISCRETIONARY - 8.1%
Automobiles - 0.2%
3,174	DaimlerChrysler AG (c)	168,603

Hotels, Restaurants & Leisure - 1.0%
24,400	McDonald’s Corp.	817,156

Leisure Equipment & Products - 0.2%
6,600	Eastman Kodak Co. (c)	160,578

Media - 5.2%
19,395	Comcast Corp., Class A Shares *	569,825
27,989	DIRECTV Group Inc. *	419,275
2,187	Discovery Holding Co., Class A Shares *	31,580
1,312	Liberty Global Inc., Class A Shares *	35,529
1,312	Liberty Global Inc., Series C Shares *	33,784
21,875	Liberty Media Corp., Class A Shares *	176,094
136,260	News Corp., Class A Shares	2,124,294
53,000	Time Warner Inc.	959,830

	Total Media	4,350,211

Specialty Retail - 1.5%
33,800	Home Depot Inc.	1,289,132

	TOTAL CONSUMER DISCRETIONARY	6,785,680

CONSUMER STAPLES - 6.3%
Beverages - 2.8%
13,500	Anheuser-Busch Cos. Inc.	581,040
19,200	Coca-Cola Co.	829,248
16,900	PepsiCo Inc.	958,399

	Total Beverages	2,368,687

Food & Staples Retailing - 0.5%
8,700	Wal-Mart Stores Inc.	381,234

Food Products - 0.7%
9,800	H.J. Heinz Co.	358,092
13,900	Sara Lee Corp.	263,405

	Total Food Products	621,497

Household Products - 2.3%
5,800	Colgate-Palmolive Co.	306,182
6,000	Kimberly-Clark Corp.	357,180
20,600	Procter & Gamble Co.	1,224,876

	Total Household Products	1,888,238

	TOTAL CONSUMER STAPLES	5,259,656

ENERGY - 7.0%
Energy Equipment & Services - 5.0%
9,000	Diamond Offshore Drilling Inc. (c)	551,250
13,000	Halliburton Co.	890,760
7,100	Schlumberger Ltd.	599,098

See Notes to Schedule of Investments.

SALOMON BROTHERS VARIABLE TOTAL RETURN FUND

Schedule of Investments (unaudited) (continued)	September 30, 2005

SHARES	SECURITY	VALUE
Energy Equipment & Services - 5.0% (continued)
34,700	Transocean Inc. *	$2,127,457

	Total Energy Equipment & Services	4,168,565

Oil, Gas & Consumable Fuels - 2.0%
3,800	Amerada Hess Corp.	522,500
4,800	BP PLC, Sponsored ADR	340,080
8,800	Exxon Mobil Corp.	559,152
4,200	Royal Dutch Shell PLC, ADR, Class A Shares	275,688

	Total Oil, Gas & Consumable Fuels	1,697,420

	TOTAL ENERGY	5,865,985

FINANCIALS - 17.6%
Capital Markets - 3.6%
63,700	Bank of New York Co. Inc.	1,873,417
19,400	Merrill Lynch & Co. Inc.	1,190,190

	Total Capital Markets	3,063,607

Commercial Banks - 4.4%
40,144	Bank of America Corp.	1,690,062
5,600	Mercantile Bankshares Corp.	301,728
5,400	SunTrust Banks Inc.	375,030
29,000	Wachovia Corp.	1,380,110

	Total Commercial Banks	3,746,930

Consumer Finance - 1.4%
20,700	American Express Co.	1,189,008

Diversified Financial Services - 3.2%
78,500	JPMorgan Chase & Co.	2,663,505

Insurance - 4.4%
22,000	American International Group Inc.	1,363,120
575	Berkshire Hathaway Inc., Class B Shares *	1,570,325
5,600	Chubb Corp.	501,480
12,300	Horace Mann Educators Corp.	243,294

	Total Insurance	3,678,219

Thrifts & Mortgage Finance - 0.6%
8,600	Freddie Mac	485,556

	TOTAL FINANCIALS	14,826,825

HEALTH CARE - 4.9%
Health Care Providers & Services - 0.6%
4,300	CIGNA Corp.	506,798

Pharmaceuticals - 4.3%
31,400	Abbott Laboratories	1,331,360
6,800	Bristol-Myers Squibb Co.	163,608
11,600	Merck & Co. Inc.	315,636
57,058	Pfizer Inc.	1,424,738
8,500	Wyeth	393,295

	Total Pharmaceuticals	3,628,637

	TOTAL HEALTH CARE	4,135,435

INDUSTRIALS - 3.6%
Air Freight & Logistics - 0.1%
1,600	United Parcel Service Inc., Class B Shares	110,608

Industrial Conglomerates - 2.6%
7,000	3M Co.	513,520
48,300	General Electric Co.	1,626,261

	Total Industrial Conglomerates	2,139,781

See Notes to Schedule of Investments.

SALOMON BROTHERS VARIABLE TOTAL RETURN FUND

Schedule of Investments (unaudited) (continued)	September 30, 2005

SHARES	SECURITY	VALUE
Road & Rail - 0.9%
10,500	Canadian National Railway Co.	$745,395

	TOTAL INDUSTRIALS	2,995,784

INFORMATION TECHNOLOGY - 11.5%
Communications Equipment - 3.4%
44,400	Cisco Systems Inc. *	796,092
260,200	Lucent Technologies Inc. (c)*	845,650
54,800	Motorola Inc.	1,210,532

	Total Communications Equipment	2,852,274

Computers & Peripherals - 4.3%
34,919	Hewlett-Packard Co.	1,019,635
22,900	International Business Machines Corp.	1,837,038
179,800	Sun Microsystems Inc. *	704,816

	Total Computers & Peripherals	3,561,489

Semiconductors & Semiconductor Equipment - 2.3%
6,050	Freescale Semiconductor Inc., Class B Shares *	142,659
5,200	Intel Corp.	128,180
49,600	Texas Instruments Inc.	1,681,440

	Total Semiconductors & Semiconductor Equipment	1,952,279

Software - 1.5%
50,200	Microsoft Corp.	1,291,646

	TOTAL INFORMATION TECHNOLOGY	9,657,688

MATERIALS - 1.1%
Chemicals - 0.2%
2,283	Monsanto Co.	143,258

Metals & Mining - 0.9%
32,600	Alcoa Inc.	796,092

Paper & Forest Products - 0.0%
181	Neenah Paper Inc. (c)	5,304

	TOTAL MATERIALS	944,654

TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 2.1%
11,840	AT&T Corp.	234,432
14,700	SBC Communications Inc.	352,359
36,252	Verizon Communications Inc.	1,185,078

	TOTAL TELECOMMUNICATION SERVICES	1,771,869

UTILITIES - 0.3%
Electric Utilities - 0.3%
6,600	American Electric Power Co. Inc.	262,020

	TOTAL COMMON STOCKS (Cost - $47,348,784)	52,505,596

WARRANTS
WARRANTS - 0.0%
Communications Equipment - 0.0%
1,239	Lucent Technologies Inc., Expires 12/10/07* (Cost - $0)	1,177

See Notes to Schedule of Investments.

SALOMON BROTHERS VARIABLE TOTAL RETURN FUND

Schedule of Investments (unaudited) (continued)	September 30, 2005

		VALUE
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $77,058,768)	$82,135,048

FACE AMOUNT	SECURITY
SHORT-TERM INVESTMENTS - 24.1%
Repurchase Agreements - 15.9%
$1,128,000	Interest in $600,615,000 joint tri-party repurchase agreement dated 9/30/05 with Banc of America Securities LLC, 3.800% due 10/3/05, Proceeds at maturity- $1,128,357; (Fully collateralized by various U.S. government agency obligations, 1.800% to 5.930% due 10/19/05 to 10/27/23; Market value - $1,150,563) (f)	1,128,000
2,500,000	Interest in $400,660,000 joint tri-party repurchase agreement dated 9/30/05 with Barclays Capital Inc., 3.850% due 10/3/05, Proceeds at maturity - $2,500,802 (Fully collateralized by various U.S. government agency obligations, 0.000% to 4.375% due 3/7/06 to 9/17/10; Market value - $2,550,002) (f)	2,500,000
2,500,000	Interest in $510,942,000 joint tri-party repurchase agreement dated 9/30/05 with Goldman, Sachs & Co., 3.850% due 10/3/05, Proceeds at maturity - $2,500,802; (Fully collateralized by various U.S. Treasury obligations, 2.000% to 4.250% due 1/15/07 to 4/15/32; Market value - $2,550,001) (f)	2,500,000
2,500,000	Interest in $603,193,000 joint tri-party repurchase agreement dated 9/30/05 with Merrill Lynch, Pierce, Fenner & Smith Inc., 3.810% due 10/3/05, Proceeds at maturity - $2,500,794; (Fully collateralized by various U.S. Treasury obligations, 4.125% to 8.875% due 8/15/08 to 7/15/20; Market value - $2,550,013) (f)	2,500,000
2,500,000	Interest in $304,256,000 joint tri-party repurchase agreement dated 9/30/05 with Morgan Stanley, 3.750% due 10/3/05, Proceeds at maturity - $2,500,781; (Fully collateralized by various U.S. government agency obligations, 0.000% to 9.800% due 10/7/05 to 9/23/21; Market value - $2,558,442) (f)	2,500,000
2,224,000	State Street Bank & Trust Co., dated 9/30/05, 3.000% due 10/3/05, Proceeds at maturity - $2,224,556; (Fully collateralized by U.S. Treasury Note, 3.625% due 5/15/13; Market value - $2,271,750)	2,224,000

	Total Repurchase Agreements (Cost - $13,352,000)	13,352,000

SHARES
Securities Purchased from Securities Lending Collateral - 8.2%
6,847,755	State Street Navigator Securities Lending Trust Prime Portfolio (Cost - $6,847,755)	6,847,755

	TOTAL SHORT-TERM INVESTMENTS (Cost - $20,199,755)	20,199,755

	TOTAL INVESTMENTS - 121.9% (Cost - $97,258,523#)	102,334,803
	Liabilities in Excess of Other Assets - (21.9)%	(18,382,255)

	TOTAL NET ASSETS - 100.0%	$83,952,548

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors unless otherwise noted.

(b)	Variable rate securities. Coupon rates disclosed are those which are in effect at September 30, 2005. Maturity date shown is the date of the next coupon rate reset or actual maturity.

(c)	All or a portion of this security is on loan (See Notes 1 and 2).

(d)	This security is traded on a “to-be-announced” basis (See Note 1).

(e)	All or a portion of this security is acquired under mortgage dollar roll agreement (See Note 1).

(f)	All or a portion of this security is segregated for open futures contracts, extended settlements, written options, swap transactions, reverse repurchase agreements, foreign currency contracts, TBA’s, mortgage dollar rolls, short sales and securities traded on a when-issued basis.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipt
REITs	— Real Estate Investment Trusts

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Salomon Brothers Variable Total Return Fund (the “Fund”), a separate diversified investment fund of Salomon Brothers Variable Series Fund Inc. (“Company”), a Maryland corporation, is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end management investment company. The Fund is offered exclusively for use with certain variable annuity and variable life insurance contracts offered through the separate accounts of various life insurance companies, including affiliates of the investment manager, and qualified pension and retirement plans.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Securities Traded on a To-Be-Announced Basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities, which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(d) Mortgage Dollar Rolls. The Fund enters into dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by a fee paid by the counterparty, often in the form of a drop in the repurchase price of the securities. Dollar rolls are accounted for as financing arrangements; the fee is accrued into interest income ratably over the term of the dollar roll and any gain or loss on the roll is deferred and realized upon disposition of the rolled security.

The risk of entering into a mortgage dollar roll is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(e) Lending of Portfolio Securities. The Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations. In exchange for lending securities under the terms of the agreement with its custodian, the Fund receives a lender’s fee. Fees earned by the Fund on

Notes to Schedule of Investments (unaudited) (continued)

securities lending are recorded as securities lending income. Loans of securities by the Fund are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which varies depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund maintains the risk of any loss on the securities on loan as well as the potential loss on investments purchased with cash collateral received from securities lending.

(f)	Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At September 30, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$9,119,110
Gross unrealized depreciation	(4,042,830)

Net unrealized appreciation	$5,076,280

At September 30, 2005, the Fund loaned securities having a market value of $6,637,625. The Fund received cash collateral amounting to $6,847,755 which was invested into the State Street Navigator Securities Lending Trust Prime Portfolio, a Rule 2a-7 money market fund, registered under the 1940 Act.

The average monthly balance of mortgage dollar rolls outstanding during the period ended September 30, 2005 was approximately $10,710,094. At September 30, 2005, the Fund had outstanding mortgage dollar rolls with a total cost of $10,653,820. There were no dollar rolls outstanding in excess of 10% of net assets at September 30, 2005.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Salomon Brothers Variable Series Funds Inc

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	November 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	November 29, 2005

By	/s/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date	November 29, 2005